The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 95.48%
COMMON STOCKS - 60.78%
AEROSPACE & DEFENSE - 0.67%
Aerojet Rocketdyne Holdings, Inc.	562,684		$26,423,641
APPLICATION SOFTWARE - 6.61%
Pluralsight, Inc. Class A (a)(j)	1,008,229		22,523,836
RealPage, Inc. (a)(k)	827,451		72,153,727
SEMrush Holdings, Inc. Class A (a)	550		6,551
Slack Technologies, Inc. Class A (a)	4,071,327		165,418,016
			260,102,130
ASSET MANAGEMENT & CUSTODY BANKS - 0.14%
Waddell & Reed Financial, Inc. Class A	215,109		5,388,480
BIOTECHNOLOGY - 5.17%
Alexion Pharmaceuticals, Inc. (a)	1,206,601		184,501,359
China Biologic Products Holdings, Inc. - ADR (a)	159,649		18,904,038
			203,405,397
CHEMICALS - 0.08%
DuPont de Nemours, Inc. (j)	42,135		3,256,193
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 2.78%
Navistar International Corporation (a)(k)	2,482,541		109,306,280
DATA PROCESSING & OUTSOURCED SERVICES - 0.41%
NIC, Inc.	473,116		16,052,826
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.03%
Coherent, Inc. (a)(e)	413,566		104,586,706
FLIR Systems, Inc.	2,350,451		132,729,968
			237,316,674
HEALTH CARE EQUIPMENT - 4.90%
Varian Medical Systems, Inc. (a)(e)	1,092,841		192,919,222
HEALTH CARE TECHNOLOGY - 1.79%
Change Healthcare, Inc. (a)(e)	3,190,118		70,501,608
HOTELS, RESORTS & CRUISE LINES - 0.89%
Extended Stay America, Inc. (j)(k)	1,765,254		34,863,767
INSURANCE BROKERS - 5.71%
Willis Towers Watson plc - ADR (e)	981,446		224,633,360
INTEGRATED TELECOMMUNICATION SERVICES - 0.23%
Cincinnati Bell, Inc. (a)	600,909		9,223,953
INTERACTIVE MEDIA & SERVICES - 0.05%
Sogou, Inc. - ADR (a)	262,475		1,981,686
INTERNET & DIRECT MARKETING RETAIL - 1.02%
Grubhub, Inc. (a)(f)	654,298		39,984,151
LIFE & HEALTH INSURANCE - 1.02%
American Equity Investment Life Holding Company (j)	11,338		357,487
Athene Holding Ltd. - ADR (a)	772,167		38,917,217
Genworth Financial, Inc. Class A (a)	306,379		1,017,178
Oscar Health, Inc. Class A (a)	500		13,440
			40,305,322
LIFE SCIENCES TOOLS & SERVICES - 1.53%
PRA Health Sciences, Inc. (a)	392,008		60,106,587
MULTI-LINE INSURANCE - 0.44%
The Hartford Financial Services Group, Inc.(j)	258,600		17,271,894
PHARMACEUTICALS - 1.82%
Aphria, Inc. - ADR (a)(k)	654,289		12,019,289
GW Pharmaceuticals plc - ADR (a)	213,385		46,283,206
TPCO Holding Corporation - ADR (a)(f)	1,816,240		13,476,501
			71,778,996
RAILROADS - 1.03%
Kansas City Southern (k)	152,889		40,350,465
REGIONAL BANKS - 0.20%
TCF Financial Corporation	167,477		7,780,981
REITs - 0.40%
Brookfield Property Partners LP (b)(f)	878,836		15,634,492
RESEARCH & CONSULTING SERVICES - 5.49%
CoreLogic, Inc. (j)	805,739		63,854,816
IHS Markit Ltd. - ADR	1,571,466		152,086,479
			215,941,295
SEMICONDUCTORS - 11.45%
Inphi Corporation (a)(e)	1,003,648		179,060,840
Magnachip Semiconductor Corporation (a)	758,238		18,880,126
Maxim Integrated Products, Inc. (a)(e)	1,643,196		150,138,818
Xilinx, Inc. (a)	826,924		102,455,884
			450,535,668
SPECIALITY CHEMICALS - 0.00%
Diversey Holdings Ltd. - ADR (a)	600		8,826
SPECIALTY STORES - 0.66%
The Michaels Cos, Inc. (a)(j)	340,585		7,472,435
Sportsman's Warehouse Holdings, Inc. (a)	1,080,309		18,624,527
			26,096,962
TIRES & RUBBER - 0.26%
Cooper Tire & Rubber Company	178,929		10,016,445
TOTAL COMMON STOCKS (Cost $2,289,388,547)			2,391,187,301
	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 12.15% (a)
26 Capital Acquisition Corporation	122,000		1,224,880
890 5th Avenue Partners, Inc. Class A	353,545		3,517,773
Accelerate Acquisition Corporation	604,200		5,999,706
ACE Convergence Acquisition Corporation Class A - ADR	155,096		1,546,307
Ajax I Class A - ADR (k)	1,882,229		19,311,670
Altimar Acquisition Corporation Class A - ADR (k)	404,113		3,992,636
Altimar Acquisition Corporation II - ADR	10,500		107,099
Altimar Acquisition Corporation III - ADR	163,357		1,633,570
Altitude Acquisition Corporation Class A (k)	481,728		4,831,732
Anzu Special Acquisition Corporation I (k)	15,412		153,812
Apollo Strategic Growth Capital Class A - ADR	979,644		9,698,476
Archimedes Tech SPAC Partners Company	13,489		133,406
Ares Acquisition Corporation - ADR	157,500		1,575,000
Arrowroot Acquisition Corporation (f)	575,536		5,712,195
Artius Acquisition, Inc. - ADR (k)	631,794		6,381,119
Ascendant Digital Acquisition Corporation Class A - ADR (k)	804,047		7,960,065
Atlas Crest Investment Corporation II	107,500		1,075,537
Aurora Acquisition Corporation - ADR	14,386		148,895
Austerlitz Acquisition Corporation I - ADR	38,000		381,520
Austerlitz Acquisition Corporation II - ADR	63,000		631,890
Authentic Equity Acquisition Corporation - ADR	21,600		213,624
Avanti Acquisition Corporation Class A - ADR	609,156		5,951,454
Bespoke Capital Acquisition Corporation Class A - ADR (f)	1,014,268		10,122,395
Biotech Acquisition Company - ADR	40,000		395,600
BlueRiver Acquisition Corporation - ADR	10,650		106,181
BowX Acquisition Corporation Class A	164,839		1,925,320
Bridgetown 2 Holdings Ltd. Class A - ADR (k)	40,000		409,600
Build Acquisition Corporation	82,156		810,880
Burgundy Technology Acquisition Corporation - ADR	60,045		654,190
Burgundy Technology Acquisition Corporation Class A - ADR (k)	1,028,951		10,176,325
CC Neuberger Principal Holdings II Class A - ADR	754,616		7,440,514
CC Neuberger Principal Holdings III - ADR	114,000		1,138,860
Cerberus Telecom Acquisition Corporation Class A - ADR	397,959		3,939,794
CF Acquisition Corporation VI	55,750		553,040
CF Acquisition Corporation VIII	160,000		1,587,200
CHP Merger Corporation (f)	129,524		1,336,688
CHP Merger Corporation Class A	304,912		3,021,678
Churchill Capital Corporation II Class A	204,238		2,042,380
Class Acceleration Corporation	11,750		116,325
Climate Real Impact Solutions II Acquisition Corporation	4,860		48,600
Cohn Robbins Holdings Corporation Class A - ADR	1,092,312		10,737,427
Colicity, Inc. Class A	368,445		3,721,294
Colonnade Acquisition Corporation II - ADR	62,933		619,890
Compute Health Acquisition Corporation Class C	14,400		145,296
Conx Corporation Class A	613,768		6,119,267
Corner Growth Acquisition Corporation - ADR	188,816		1,907,042
COVA Acquisition Corporation - ADR	162,199		1,613,880
D & Z Media Acquisition Corporation	167,214		1,653,746
D8 Holdings Corporation Class A - ADR	158,600		1,576,484
Decarbonization Plus Acquisition Corporation II	27,000		271,620
Deep Lake Capital Acquisition Corporation - ADR	335,382		3,373,943
DFP Healthcare Acquisitions Corporation Class A (f)	331,952		3,306,242
DigitalOcean Holdings, Inc.	500		21,065
E.Merge Technology Acquisition Corporation Class A	1,187,298		11,576,156
Empower Ltd. Class A - ADR	398,768		3,979,705
Equity Distribution Acquisition Corporation Class A	1,069,829		10,602,005
ESM Acquisition Corporation - ADR	63,000		626,220
Falcon Capital Acquisition Corporation Class A (k)	526,263		5,246,842
FinServ Acquisition Corporation II	6,700		66,766
Fintech Evolution Acquisition Group - ADR	270,205		2,666,923
FirstMark Horizon Acquisition Corporation Class A	239,557		2,520,140
Foley Trasimene Acquisition Corporation (k)	335,825		3,371,683
Foresight Acquisition Corporation	66,503		659,045
Fortress Capital Acquisition Corporation - ADR	344,495		3,448,395
Fortress Value Acquisition Corporation II Class A (k)	306,157		3,052,385
FTAC Athena Acquisition Corporation - ADR	301,862		3,018,620
FTAC Hera Acquisition Corporation - ADR	141,200		1,410,588
Fusion Acquisition Corporation Class A (k)	213,484		2,126,301
Fusion Acquisition Corporation II	212,300		2,108,139
G Squared Ascend I, Inc. - ADR	274,171		2,741,710
Galileo Acquisition Corporation - ADR (k)	112,274		1,122,740
GigCapital4, Inc.	130,452		1,287,561
Goal Acquisitions Corporation	564,935		5,654,999
Golden Falcon Acquisition Corporation Class A	345,674		3,342,668
Gores Holdings V, Inc.	2		18
Gores Holdings V, Inc. Class A	406,555		4,057,419
GS Acquisition Holdings Corporation Class A	822,744		8,581,220
Haymaker Acquisition Corporation III	334,161		3,321,560
Healthcare Services Acquisition Corporation Class A (k)	450,508		4,360,917
Hennessy Capital Investment Corporation V	8,400		85,008
Highcape Capital Acquisition Corporation Class A (k)	106,081		1,264,486
Highland Transcend Partners I Corporation - ADR	20,847		209,721
HPX Corporation Class A - ADR	49,224		483,380
Hudson Executive Investment Corporation Class A (k)	298,848		2,964,572
Hudson Executive Investment Corporation II	17,300		169,713
Independence Holdings Corporation - ADR	113,012		1,130,120
InterPrivate II Acquisition Corporation	63,494		627,956
InterPrivate III Financial Partners, Inc.	63,494		626,051
InterPrivate IV InfraTech Partners, Inc.	16,373		162,093
Jack Creek Investment Corporation - ADR	116,600		1,155,506
Jaws Mustang Acquisition Corporation - ADR	36,600		371,490
Kensington Capital Acquisition Corporation II	112,600		1,155,276
Khosla Ventures Acquisition Company III Class A	267,000		2,659,320
Kismet Acquisition One Corporation - ADR	402,867		3,988,383
KL Acquisition Corporation Class A	622,584		6,039,065
KludeIn I Acquisition Corporation	32,000		318,400
Landcadia Holdings III, Inc.	175,000		1,837,500
Lerer Hippeau Acquisition Corporation Class A	205,384		2,033,302
LGL Systems Acquisition Corporation Class A (k)	506,660		5,036,200
Lionheart Acquisition Corporation II (f)	99,008		1,002,951
Longview Acquisition Corporation II	426,923		4,286,307
Marlin Technology Corporation - ADR	661,635		6,358,312
Marlin Technology Corporation Class A - ADR	2		20
Marquee Raine Acquisition Corporation - ADR	54,155		549,673
Mason Industrial Technology, Inc.	197,230		1,960,466
Medicus Sciences Acquisition Corporation - ADR	164,000		1,615,400
Mercer Park Brand Acquisition Company Class A - ADR (f)	1,600,000		16,240,000
Merida Merger Corporation I	233,189		2,303,907
Montes Archimedes Acquisition Corporation Class A	202,264		1,978,142
Motive Capital Corporation Class A - ADR	416,211		4,078,868
The Music Acquisition Corporation	205,000		2,045,900
Newbury Street Acquisition Corporation	62,108		614,248
NextGen Acquisition Corporation Class A - ADR (k)	323,957		3,213,653
Noble Rock Acquisition Corporation - ADR	18,600		183,954
Northern Genesis Acquisition Corporation II	10,400		106,496
Novus Capital Corp II	32,200		322,000
Osprey Technology Acquisition Corporation Class A (k)	66,503		686,311
Pathfinder Acquisition Corporation - ADR	370,609		3,669,029
Peridot Acquisition Corporation II - ADR	176,260		1,752,024
Pershing Square Tontine Holdings Ltd. Class A (j)(k)	197,417		4,739,982
Pioneer Merger Corporation - ADR	436,651		4,362,143
Pivotal Investment Corporation III	54,665		546,650
Pontem Corporation Class A - ADR	403,899		3,909,742
Power & Digital Infrastructure Acquisition Corporation	7,600		76,380
Prime Impact Acquisition I - ADR	3,935		38,957
Prime Impact Acquisition I Class A - ADR	454,200		4,419,366
Progress Acquisition Corporation	6,819		67,167
Property Solutions Acquisition Corporation II	130,444		1,282,265
Prospector Capital Corporation Class A - ADR	465,264		4,527,019
Qell Acquisition Corporation Class A - ADR (k)	174,461		1,776,013
RedBall Acquisition Corporation Class A - ADR	336,495		3,348,125
Reinvent Technology Partners Y - ADR	33,980		341,159
Replay Acquisition Corporation - ADR (f)	733,297		7,354,969
Revolution Acceleration Acquisition Corporation Class A	278,800		2,827,032
RMG Acquisition Corporation III - ADR	425,900		4,237,705
Rocket Internet Growth Opportunities Corporation - ADR (k)	372,661		3,730,337
Ross Acquisition Corporation II - ADR	11,064		110,197
ScION Tech Growth II - ADR	80,650		803,274
Senior Connect Acquisition Corporation I Class A	317,258		3,083,748
Simon Property Group Acquisition Holdings, Inc.	368,092		3,699,325
Soaring Eagle Acquisition Corporation - ADR	13,100		132,572
Spartan Acquisition Corporation III	647,295		6,492,369
Sports Entertainment Acquisition Corporation	135,001		1,385,110
Sports Entertainment Acquisition Corporation Class A	503,854		4,922,654
Starboard Value Acquisition Corporation Class A	399,378		3,965,824
Supernova Partners Acquisition Company III Ltd. - ADR	235,522		2,355,220
Sustainable Development Acquisition I Corporation (k)	22,700		225,865
Tailwind Acquisition Corporation Class A (k)	1,073,615		10,650,261
Thimble Point Acquisition Corporation	18,500		185,000
Thunder Bridge Acquisition II Ltd. Class A - ADR (k)	107,281		1,117,868
Thunder Bridge Capital Partners III, Inc.	406,752		4,022,777
Tishman Speyer Innovation Corporation II	352,712		3,527,120
TPG Pace Tech Opportunities Corporation Class A - ADR	106,973		1,060,102
Trebia Acquisition Corporation Class A - ADR (k)	677,869		6,751,575
Tribe Capital Growth Corporation I	222,494		2,236,065
Tuscan Holdings Corporation II	304,697		3,074,393
TWC Tech Holdings II Corporation Class A	384,687		3,785,320
Twelve Seas Investment Company II	31,437		309,654
TZP Strategies Acquisition Corporation - ADR	50,000		498,000
Union Acquisition Corporation II - ADR	940		9,447
VectoIQ Acquisition Corporation II	315,940		3,200,472
VG Acquisition Corporation Class A - ADR (k)	26,708		271,620
Virgin Group Acquisition Corporation II - ADR	394,984		3,922,191
Virtuoso Acquisition Corporation	517,827		5,105,774
Vy Global Growth Class A - ADR (k)	567,814		5,746,278
Yucaipa Acquisition Corporation Class A - ADR	858,999		8,461,140
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $481,175,959)			478,007,286
	Shares
PRIVATE INVESTMENT IN PUBLIC EQUITY - 0.05% (a)(f)(m)
Ascendant Digital Acquisition Corporation Class A (b)	139,400		1,394,000
Tuscan Holdings Corporation	61,000		610,000
TOTAL PRIVATE INVESTMENT IN PUBLIC EQUITY (Cost $2,004,000)			2,004,000

PREFERRED STOCKS - 0.02%
Brookfield Property REIT, Inc., 6.375%	29,286		724,243
TOTAL PREFERRED STOCKS (Cost $725,966)			724,243

CONTINGENT VALUE RIGHTS - 0.08% (a)(f)
Alder Biopharmaceuticals, Inc.	2,217,560		2,550,194
Ligand Pharmaceuticals	468,741		527,334
Media General, Inc. (e)	891,153		26,734
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			3,104,262

RIGHTS - 0.01% (a)
Bristol-Myers Squibb Company	453,175		464,504
TOTAL RIGHTS (Cost $0)			464,504

WARRANTS - 0.22% (a)
ACE Convergence Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50 (b)	100,346		195,675
Ajax I Class A
Expiration: December 2026, Exercise Price: $11.50 (b)	391,521		661,670
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(d)(g)	238,850		–
Altitude Acquisition Corporation Class A
Expiration: November 2027, Exercise Price: $11.50	104,444		177,555
Apollo Strategic Growth Capital Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	326,548		411,450
Artius Acquisition, Inc.
Expiration: July 2026, Exercise Price: $11.50 (b)	161,646		278,031
Ascendant Digital Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	198,832		200,820
Avanti Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	125,000		131,250
BowX Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	105,913		226,654
CC Neuberger Principal Holdings II Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	27,923		30,732
CEC BRANDS LLC
Expiration: December 2025 , Exercise Price: $21.88 (d)(g)	189,648		237,060
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50	36,052		28,842
Churchill Capital Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	24,733		275,773
Cohn Robbins Holdings Corporation Class A
Expiration: August 2025, Exercise Price: $11.50 (b)	297,617		357,140
Conx Corporation Class A
Expiration: October 2027, Exercise Price: $11.50	153,442		188,734
D8 Holdings Corporation Class A
Expiration: August 2027, Exercise Price: $11.50 (b)	79,300		91,195
Dragoneer Growth Opportunities Corporation Class A
Expiration: August 2025, Exercise Price: $11.50 (b)	1,200		1,908
E.Merge Technology Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50	395,766		375,978
Equity Distribution Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50	17,660		19,073
Falcon Capital Acquisition Corporation Class A
Expiration: August 2027, Exercise Price: $11.50	46,682		71,890
Fintech Acquisition Corporation IV Class A
Expiration: December 2025, Exercise Price: $11.50	66,666		96,666
Foley Trasimene Acquisition Corporation
Expiration: July 2025, Exercise Price: $11.50	109,651		175,442
Fusion Acquisition Corporation Class A
Expiration: June 2027, Exercise Price: $11.50	106,742		123,821
Galileo Acquisition Corporation
Expiration: October 2026, Exercise Price: $11.50 (b)	112,274		61,751
GCM Grosvenor, Inc. Class A
Expiration: November 2025, Exercise Price: $11.50	180,158		210,785
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	172,837		122,714
Gores Holdings V, Inc. Class A
Expiration: August 2027, Exercise Price: $11.50	37,774		58,550
Healthcare Services Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	225,254		141,910
Highcape Capital Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50	44,855		146,676
HPX Corporation Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	24,612		19,811
International General Insurance Holdings Ltd.
Expiration: March 2025, Exercise Price: $11.50 (b)(f)	311,172		276,943
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	22,211		61,080
KL Acquisition Corporation Class A
Expiration: January 2028, Exercise Price: $11.50	207,528		134,893
KLDiscovery, Inc.
Expiration: December 2024, Exercise Price: $11.50 (f)	677,651		206,751
LGL Systems Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	253,330		319,196
Marlin Technology Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	220,545		160,998
Merida Merger Corporation I
Expiration: November 2026, Exercise Price: $11.50	112,049		129,977
Montes Archimedes Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	101,132		85,962
Motive Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	138,737		122,088
Pontem Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	134,633		100,975
Prospector Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	155,088		156,639
Revolution Acceleration Acquisition Corporation Class A
Expiration: December 2026, Exercise Price: $11.50	123,549		244,627
Senior Connect Acquisition Corporation I Class A
Expiration: December 2027, Exercise Price: $11.50	158,629		112,706
Thunder Bridge Acquisition II Ltd. Class A
Expiration: November 2026, Exercise Price: $11.50 (b)	51,699		113,221
TPG Pace Tech Opportunities Corporation Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	4,116		5,557
Trebia Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	124,430		186,645
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50	109,883		87,906
VG Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50 (b)	102,075		171,486
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price: $11.50	303,833		638,049
TOTAL WARRANTS (Cost $18,134,591)			8,435,255

	Principal Amount
BANK LOANS - 1.47%
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023 (f)(i)	$8,394,307		8,322,158
Cyxtera DC Holdings, Inc.
8.250% (3 Month LIBOR USD + 7.250%), 5/1/2025 (f)(i)	4,889,000		4,852,333
Golden Nugget LLC
3.250% (1 Month LIBOR USD + 2.500%), 10/4/2023 (f)(i)	10,077,000		9,932,143
McGraw-Hill Global Education Holdings LLC
5.750% (3 Month U.S. LIBOR + 4.000%), 5/4/2022 (f)(i)	9,760,200		9,790,700
RentPath LLC
8.000% (1 Month U.S. LIBOR + 7.000%), 12/14/2025 (f)(i)	443,691		448,128
8.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (f)(i)(l)	7,124,000		6,482,839
Watts Guerra LLP
8.000%, 12/31/2022 (d)(g)	17,966,000		17,966,000
TOTAL BANK LOANS (Cost $39,456,081)			57,794,301

CORPORATE BONDS - 5.09% (f)
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.000%, 2/15/2025 (b)(h)	$3,609,000		3,722,684
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	2,935,000		3,034,056
8.000%, 10/15/2025 (h)	11,838,000		12,613,863
Diamond Resorts International, Inc.
7.750%, 9/1/2023 (h)	19,197,000		20,024,679
10.750%, 9/1/2024 (h)(k)	15,983,000		16,976,263
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
9.875%, 5/1/2024 (h)(k)	21,014,000		22,156,636
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)(k)	17,394,000		17,610,033
Ingram Micro, Inc.
5.450%, 12/15/2024	16,898,000		19,272,525
Michaels Stores, Inc.
4.750%, 10/1/2027 (h)	17,347,000		18,890,883
Navistar International Corporation Class B
6.625%, 11/1/2025 (h)	11,607,000		12,057,119
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	4,353,000		4,358,248
Solera LLC / Solera Finance, Inc.
10.500%, 3/1/2024 (h)	4,744,000		4,906,956
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)(k)	5,345,000		5,595,547
Tempo Acquisition LLC / Tempo Acquisition Finance Corporation
6.750%, 6/1/2025 (h)	27,913,000		28,558,488
WPX Energy, Inc.
5.875%, 6/15/2028 (k)	9,554,000		10,543,508
TOTAL CORPORATE BONDS (Cost $215,960,872)			200,321,488

	Contracts (100 shares per contract)	Notional Amount
PURCHASED OPTIONS - 0.19% (a)
PURCHASED CALL OPTIONS - 0.03% (a)
Analog Devices, Inc.
Expiration: June 2021, Exercise Price: $180.00	1,923	$ 29,821,884	249,990
Marvell Technology Group Ltd. ADR
Expiration: August 2021, Exercise Price: $65.00	6,677	32,703,946	787,886
			1,037,876
PURCHASED PUT OPTIONS - 0.16% (a)
Apollo Global Management, Inc.
Expiration: May 2021, Exercise Price: $43.00	2,213	10,403,313	232,365
Expiration: May 2021, Exercise Price: $45.00	3,848	18,089,448	577,200
DuPont de Nemours, Inc.
Expiration: April 2021, Exercise Price: $55.00	421	3,253,488	21,681
The Hartford Financial Services Group, Inc.
Expiration: May 2021, Exercise Price: $55.00	1,140	7,614,060	48,450
Expiration: May 2021, Exercise Price: $60.00	1,446	9,657,834	185,088
Jazz Pharmaceuticals plc ADR
Expiration: June 2021, Exercise Price: $140.00	126	2,071,062	27,720
Pershing Square Tontine Holdings Ltd.
Expiration: September 2021, Exercise Price: $30.00	1,245	2,989,245	1,027,125
SPDR S&P 500 ETF Trust
Expiration: April 2021, Exercise Price: $390.00	662	26,237,046	191,318
Expiration: May 2021, Exercise Price: $390.00	1,324	52,474,092	957,252
Tilray, Inc.
Expiration: June 2021, Exercise Price: $25.00	3,155	7,171,315	2,050,751
Expiration: June 2021, Exercise Price: $30.00	1,025	2,329,825	1,066,000
			6,384,950
TOTAL PURCHASED OPTIONS (Cost $12,465,631)			7,422,826

	Shares
ESCROW NOTES - 5.30% (a)(f)
Allergro Merger Corporation	167,002		4,259
Altaba, Inc.	14,342,311		208,142,788
AMR Corporation	1,243,406		136,775
TOTAL ESCROW NOTES (Cost $152,116,902)			208,283,822

SHORT-TERM INVESTMENTS - 12.44%
MONEY MARKET FUNDS - 10.12% (c)
Goldman Sachs Government Fund, Class FST, 0.04%	192,693,000		192,693,000
Invesco Government & Agency Portfolio, Institutional Share Class, 0.03%	12,742,785		12,742,785
JPMorgan U.S. Government Money Market Fund, Class IM, 0.04%	192,693,000		192,693,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $398,128,785)			398,128,785
TOTAL LONG INVESTMENTS
(Cost $3,609,557,334) - 97.80%			3,755,878,073

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - 2.32%
SHORT-TERM FUND - 2.32% (c)
Mount Vernon Liquid Asset Portfolio LLC - , 0.11%	91,339,511		91,339,511
TOTAL SHORT-TERM FUND - (Cost $91,339,511)			91,339,511
TOTAL INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED - (Cost $91,339,511)			91,339,511

SHORT INVESTMENTS - (2.57)%
COMMON STOCKS - (2.41)%
AEROSPACE & DEFENSE - (0.03)%
Teledyne Technologies, Inc.	(2,512)		(1,039,089)
APPLICATION SOFTWARE - (0.13)%
salesforce.com, Inc.	(23,680)		(5,017,081)
ELECTRONIC COMPONENTS - (0.65)%
II-VI, Inc.	(376,345)		(25,730,708)
FINANCIAL EXCHANGES & DATA - (0.11)%
S&P Global, Inc.	(11,630)		(4,103,878)
LIFE SCIENCE TOOLS & SERVICES - (0.13)%
ICON plc - ADR	(25,980)		(5,101,692)
OIL & GAS EXPLORATION & PRODUCTION - 0.00%
Diamondback Energy, Inc.	(87)		(6,393)
PHARMACEUTICALS - (0.11)%
AstraZeneca plc - ADR	(58,621)		(2,914,636)
Jazz Pharmaceuticals plc - ADR (j)	(8,316)		(1,366,901)
			(4,281,537)
RAILROADS - (0.72)%
Canadian Pacific Railway Ltd. - ADR	(74,762)		(28,356,480)
REGIONAL BANKS - (0.20)%
Huntington Bancshares, Inc.	(502,876)		(7,905,211)
SEMICONDUCTORS - (0.26)%
Analog Devices, Inc.	(27,493)		(4,263,615)
Marvell Technology Group Ltd. - ADR (j)	(121,178)		(5,935,298)
			(10,198,913)
TIRES & RUBBER - (0.07)%
The Goodyear Tire & Rubber Company	(161,852)		(2,843,740)
TOTAL COMMON STOCKS
(Proceeds $93,247,616)			(94,584,722)
	Principal Amount
CORPORATE BONDS - (0.16)% (f)
Devon Energy Corporation
5.850%, 12/15/2025	$(5,446,000)		(6,353,966)
TOTAL CORPORATE BONDS
(Proceeds $6,058,071)			(6,353,966)
TOTAL SHORT INVESTMENTS
(Proceeds $99,305,687) - (2.57)%			(100,938,688)
TOTAL NET INVESTMENTS
(Cost $3,601,591,158) - 95.23%			3,746,278,896
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.77%			187,694,068
TOTAL NET ASSETS - 100.00%			$3,933,972,964

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (n) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (n) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2021, these securities represent 4.33% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2021.
(j)	This security is held in connection with a written option contract.
(k)	All or a portion of the shares was out on loan at March 31, 2021. Total loaned securities had a value of $89,849,069 at March 31, 2021.
(l)	Default or other conditions exist and the security is not presently accruing income.
(m)	Represents unfunded commitments.

(n)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Private Investment in Public Equity. The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2021. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,322,092,157	$69,095,144	$-	$2,391,187,301
Special Purpose Acquisition Companies	432,931,846	45,075,440	-	478,007,286
Private Investment in Public Equity	-	2,004,000	-	2,004,000
Preferred Stocks	724,243	-	-	724,243
Contingent Value Rights	-	3,104,262	-	3,104,262
Rights	464,504	-	-	464,504
Warrants	7,714,501	483,694	237,060	8,435,255
Bank Loans	-	39,828,301	17,966,000	57,794,301
Corporate Bonds	-	200,321,488	-	200,321,488
Purchased Option Contracts	7,422,826	-	-	7,422,826
Escrow Notes	-	208,283,822	-	208,283,822
Short-Term Investments	398,128,785	-	-	398,128,785
Investments Purchased with the Cash Proceeds from Securities Lending***	-	-	-	91,339,511
Forward Currency Exchange Contracts**	-	5,445,311	-	5,445,311
Total	$3,169,478,862	$573,641,462	$18,203,060	$3,852,662,895

Liabilities
Short Common Stocks*	$(94,584,722)	$-	$-	$(94,584,722)
Short Corporate Bonds	-	(6,353,966)	-	(6,353,966)
Written Option Contracts	(6,768,577)	-	-	(6,768,577)
Forward Currency Exchange Contracts**	-	(6,348,457)	-	(6,348,457)
Swap Contracts**	-	(65,475,482)	-	(65,475,482)
Total	$(101,353,299)	$(78,177,905)	$-	$(179,531,204)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
***	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statement of Assets and Liabilities. See footnote (o) for additional information regarding securities lending activity.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2021, the value of these securities was $18,203,060. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (n). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Private Investment in Public Equity	Warrants	Bank Loans	Total Investment
Balance as of December 31, 2020	$33,291,832	$14,122,852	$184,100	$17,966,000	$65,564,784
Purchases on Investments	-	-	-	-	-
(Sales) of Investments	(35,947,906)	(11,280,674)	-	-	(47,228,580)
Realized (Gain) Loss	3,307,813	8,570,984	-	-	11,878,797
Transfers Into Level 3	-	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	(651,739)	(11,413,162)	52,960	-	(12,011,941)
Balance as of March 31, 2021	$(0)	$-	$237,060	$17,966,000	$18,203,060

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2021	$-	$-	$(9,212,014)	$-	$(9,212,014)

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at March 31, 2021 totals $(12,011,941).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of March 31, 2021 for the Fund are as follows:

	Description	Fair Value at March 31, 2021		Valuation Technique	Unobservable Input	Input Values (Ranges)
	Warrant	$-	*	Projected Final Exercise Price**	Value of Final Exercise Price	$0.00 - $0.01
	Warrant	$237,060		Projected Final Exercise Price	Expected Recovery	$1.25
*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At March 31, 2021, the net value of these securities was $17,966,000. The inputs for these  investments are not readily available or cannot be reasonably estimated and are generally those inputs described herein.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Written Options
March 31, 2021 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
American Equity Investment Life Holding Company
Expiration: May 2021, Exercise Price: $25.00	(112)	$(353,136)	$(73,136)
Apollo Global Management, Inc.
Expiration: May 2021, Exercise Price: $47.00	(1,818)	(8,546,418)	(503,457)
Expiration: May 2021, Exercise Price: $48.00	(3,848)	(18,089,448)	(692,640)
CoreLogic, Inc.
Expiration: April 2021, Exercise Price: $80.00	(3,021)	(23,941,425)	(105,735)
Expiration: May 2021, Exercise Price: $80.00	(627)	(4,968,975)	(43,890)
DuPont de Nemours, Inc.
Expiration: April 2021, Exercise Price: $62.50	(421)	(3,253,488)	(639,920)
Extended Stay America, Inc.
Expiration: April 2021, Exercise Price: $19.65	(3,626)	(7,161,350)	(72,520)
The Hartford Financial Services Group, Inc.
Expiration: May 2021, Exercise Price: $65.00	(2,586)	(17,271,894)	(1,228,350)
Jazz Pharmaceuticals plc ADR
Expiration: June 2021, Exercise Price: $170.00	(103)	(1,693,011)	(86,417)
Marvell Technology Group Ltd. ADR
Expiration: August 2021, Exercise Price: $80.00	(6,677)	(32,703,946)	(220,341)
The Michaels Cos, Inc.
Expiration: April 2021, Exercise Price: $22.50	(3,406)	(7,472,764)	(17,030)
Pershing Square Tontine Holdings Ltd.
Expiration: September 2021, Exercise Price: $45.00	(1,245)	(2,989,245)	(174,300)
Pluralsight, Inc. Class A
Expiration: April 2021, Exercise Price: $20.00	(1,740)	(3,887,160)	(407,160)
SPDR S&P 500 ETF Trust
Expiration: April 2021, Exercise Price: $400.00	(1,764)	(69,912,612)	(412,753)
Expiration: April 2021, Exercise Price: $405.00	(221)	(8,758,893)	(26,078)
Tilray, Inc.
Expiration: June 2021, Exercise Price: $25.00	(1,577)	(3,584,521)	(638,685)
Expiration: June 2021, Exercise Price: $30.00	(2,602)	(5,914,346)	(774,095)
			(6,116,507)
WRITTEN PUT OPTIONS
Pershing Square Tontine Holdings Ltd.
Expiration: September 2021, Exercise Price: $22.50	(2,490)	(5,978,490)	(629,970)
SPDR S&P 500 ETF Trust
Expiration: April 2021, Exercise Price: $360.00	(221)	(8,758,893)	(9,724)
Expiration: April 2021, Exercise Price: $365.00	(221)	(8,758,893)	(12,376)
			(652,070)
TOTAL WRITTEN OPTIONS
(Premiums received $7,543,149)			$(6,768,577)

ETF - Exchange-Traded Fund

The Merger Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
March 31, 2021 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2021	Currency to be Received		March 31, 2021	(Depreciation)*
4/9/2021	JPM	43,612,586	AUD	$33,127,775	31,253,668	USD	$31,253,668	$(1,874,107)
4/14/2021	JPM	18,923	EUR	22,198	23,324	USD	23,324	1,126
4/14/2021	JPM	22,597	USD	22,597	18,923	EUR	22,198	(399)
4/22/2021	GS	24,440,069	EUR	28,673,887	30,017,537	USD	30,017,537	1,343,650
5/17/2021	JPM	9,321,602	EUR	10,942,363	11,445,663	USD	11,445,663	503,300
5/17/2021	JPM	423,446	USD	423,446	344,415	EUR	404,299	(19,147)
6/16/2021	GS	32,243,671	EUR	37,874,891	39,205,537	USD	39,205,537	1,330,646
6/23/2021	JPM	184,237	EUR	216,446	220,206	USD	220,206	3,760
6/23/2021	JPM	282,237,400	JPY	2,551,070	2,721,454	USD	2,721,454	170,384
6/23/2021	JPM	2,691,547	USD	2,691,547	282,237,400	JPY	2,551,070	(140,477)
12/15/2021	GS	96,273,773	EUR	113,582,280	116,768,382	USD	116,768,382	3,186,102
5/12/2021	GS	34,247,473	GBP	47,219,787	46,706,641	USD	46,706,641	(513,146)
5/12/2021	JPM	3,519,833	GBP	4,853,082	4,857,616	USD	4,857,616	4,534
5/12/2021	GS	3,342,930	USD	3,342,930	2,495,674	GBP	3,440,989	98,059
5/13/2021	JPM	29,693,938	GBP	40,941,560	39,727,899	USD	39,727,899	(1,213,661)
5/18/2021	JPM	83,937,595	GBP	115,733,371	111,928,382	USD	111,928,382	(3,804,989)
5/18/2021	JPM	142,513	USD	142,513	106,583	GBP	146,957	4,444
5/4/2021	JPM	45,712,379	HKD	5,880,655	5,897,430	USD	5,897,430	16,775
				$448,242,398			$447,339,252	$(903,146)

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
March 31, 2021 (Unaudited)
Unrealized
			Pay/Receive on	Financing	Payment		Notional	Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Amount	(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Beijing Jingneng Clean Energy Company, Ltd. Class H	12/1/2021	Pay	0.550% + Overnight Rate	Quarterly	16,930,511	$ 5,580,739	$(1,749,428)
BAML	Bristol-Myers Squibb Company CVR	12/22/2021	Pay	0.000%**	Monthly	361,933	-	370,981
BAML	Brookfield Property Partners LP	1/5/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	977,864	16,776,669	616,037
JPM	Coca-Cola Amatil Ltd.	10/26/2021	Pay	0.550% + Overnight Rate	Quarterly	3,420,595	30,369,653	4,514,086
GS	Dialog Semiconductor plc	2/8/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	1,426,278	111,325,436	(3,927,490)
GS	G4S plc	10/14/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	13,631,937	43,719,660	2,316,283
JPM	G4S plc	3/10/2022	Pay	0.450% + Overnight Rate	Quarterly	1,270,955	4,282,706	9,003
GS	GrandVision N.V.	2/8/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	858,361	26,057,436	411,752
JPM	Groupe Bruxelles Lambert S.A.	7/20/2021	Pay	0.550% + Overnight Rate	Quarterly	108,734	9,441,329	1,810,188
JPM	RSA Insurance Group plc	11/6/2021	Pay	0.450% + Overnight Rate	Quarterly	12,238,092	109,112,582	5,755,679
BAML	Signature Aviation plc	3/23/2022	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	1,845,282	10,297,673	(13,890)
GS	Siltronic AG	3/3/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	226,558	38,154,203	(1,628,766)
JPM	Suez	10/9/2021	Pay	0.550% + Overnight Rate	Quarterly	531,485	10,048,993	1,204,405
BAML	Willam Hill plc	11/16/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	4,487,602	15,915,485	909,955
JPM	Willam Hill plc	9/25/2021	Pay	0.450% + Overnight Rate	Quarterly	6,084,528	22,331,893	478,450
BAML	Xilinx, Inc.	1/11/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	19,013	2,729,956	(374,830)

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Advanced Micro Devices, Inc.	11/11/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(858,208)	(73,329,830)	5,956,131
JPM	Advanced Micro Devices, Inc.	10/27/2021	Pay	(0.600)% + Overnight Rate	Quarterly	(599,681)	(49,684,035)	2,596,641
JPM	American Airlines Group, Inc.	7/20/2021	Pay	(0.600)% + Overnight Rate	Quarterly	(11,395)	(130,701)	(141,672)
BAML	Analog Devices, Inc.	7/30/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(1,007,675)	(124,091,608)	(32,187,124)
GS	Aon plc	4/30/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(1,059,497)	(211,617,160)	(32,202,554)
BAML	Apollo Global Management, Inc.	3/15/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(281,189)	(13,633,040)	413,570
GS	AstraZeneca plc	12/15/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(2,504,582)	(128,245,811)	3,708,316
JPM	Basket of Swaps	7/20/2021	Pay	(0.950)% + Overnight Rate	Quarterly	(81,360)	(9,194,184)	(1,396,254)
BAML	Brookfield Asset Management, Inc.	1/4/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(312,112)	(12,548,381)	(1,341,506)
GS	ICON plc	3/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(135,650)	(24,698,205)	(1,941,346)
BAML	Just Eat Takeaway	9/3/2021	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(439,168)	(47,549,967)	6,902,039
BAML	Marvell Technology Group Ltd.	10/29/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(2,158,666)	(97,093,214)	(8,645,346)
JPM	Marvell Technology Group Ltd.	1/27/2022	Pay	(0.600)% + Overnight Rate	Quarterly	(51,719)	(2,642,463)	108,605
GS	Qell Acquisition Corporation Class A	1/25/2022	Pay	0.000%**	Monthly	(3,556)	(36,257)	57
GS	S&P Global, Inc.	3/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(47,827)	(16,391,269)	(486,761)
JPM	S&P Global, Inc.	1/15/2022	Pay	(0.600)% + Overnight Rate	Quarterly	(386,524)	(118,656,636)	(17,765,785)
GS	salesforce.com, Inc.	12/4/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(292,419)	(66,399,404)	4,439,840
GS	Teledyne Technologies, Inc.	1/14/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(166,338)	(64,621,029)	(4,194,729)
GS	Tilray, Inc.	3/8/2022	Pay	(1.883)% + U.S. Federal Funds	Monthly	(61)	(1,368)	(19)
								$(65,475,482)
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
Overnight Rate	- Overnight Banking Funding Rate
plc	- Public Limited Company
U.S. Federal Funds	- U.S. Federal Funds Effective Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).